Retirement Plan (Weighted Average Assumptions Used To Determine Benefit Obligation And Benefit Cost) (Details)	12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate for benefit obligation	4.00%	4.00%
Discount rate for net benefit cost	4.00%	4.50%
Expected return on plan assets for net benefit costs	7.25%	8.00%
Retiree Health Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate for benefit obligation	3.00%	2.90%
Discount rate for net benefit cost	2.90%	3.10%